Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Eurozone ETF(a)	23,546,743	$960,471,647

Total Investment Companies — 100.0% (Cost: $994,531,645)		960,471,647

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	1,490,000	1,490,000

Total Short-Term Investments — 0.2% (Cost: $1,490,000)		1,490,000

Total Investments in Securities — 100.2% (Cost: $996,021,645)		961,961,647

Other Assets, Less Liabilities — (0.2)%		(1,563,848)

Net Assets — 100.0%		$960,397,799

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	851,000	639,000	(a)	—	1,490,000	$1,490,000	$2,805	$—	$—
iShares MSCI Eurozone ETF	22,742,705	5,372,159		(4,568,121)	23,546,743	960,471,647	—	(7,774,399)	81,340,902

						$961,961,647	$2,805	$(7,774,399)	$81,340,902

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	748,879,511	USD	824,672,558	BOA	12/03/19	$442,648
EUR	87,633,834	USD	96,450,192	MS	12/03/19	104,738
USD	817,949,924	EUR	733,719,511	BBP	12/03/19	9,538,002
USD	2,890,167	EUR	2,588,000	CITI	12/03/19	38,709
USD	18,792,061	EUR	16,847,000	JPM	12/03/19	230,042
USD	194,193,386	EUR	175,267,668	MS	12/03/19	1,083,526
USD	31,306,460	EUR	28,323,000	JPM	01/03/20	21,733

						11,459,398

EUR	2,874,000	USD	3,186,067	DB	12/03/19	(19,495)
EUR	1,401,000	USD	1,564,292	JPM	12/03/19	(20,671)
EUR	87,633,834	USD	96,625,065	MS	12/03/19	(70,135)
EUR	346,000	USD	382,287	JPM	01/03/20	(106)
USD	826,706,814	EUR	748,879,511	BOA	01/03/20	(482,788)

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	96,687,741	EUR	87,633,834	MS	01/03/20	$(109,935)

						(703,130)

	Net unrealized appreciation					$10,756,268

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$960,471,647	$—	$—	$960,471,647
Money Market Funds	1,490,000	—	—	1,490,000

	$961,961,647	$—	$—	$961,961,647

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$11,459,398	$—	$11,459,398
Liabilities
Forward Foreign Currency Exchange Contracts	—	(703,130)	—	(703,130)

	$—	$10,756,268	$—	$10,756,268

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale

BOA	Bank of America N.A.

CITI	Citibank N.A.

DB	Deutsche Bank AG London

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

EUR	Euro

USD	United States Dollar

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